Distributed Operations - Summary of Results and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Exploration and evaluation expenditures	$ (10,078)	$ (21,214)	$ (4,733)
General and administrative	(14,654)	(21,401)	(13,339)
Equity compensation	(7,229)	(8,399)	(2,602)
Total expenses	(60,369)	(36,346)	(105,309)
OTHER ITEMS
Transaction costs	(6,818)	(7,569)	0
Gain/(loss) on financial instruments measured at fair value	12,530	22,379	44,570
Finance costs	(25,176)	(22,702)	(20,874)
Gain on distribution of assets upon seperation		1,267,552
NET (LOSS)/INCOME	(15,240)	1,288,369	(93,568)
Cash used in operating activities of discontinued operations	0	(30,679)	(48,453)
Cash used in investing activities of discontinued operations	0	(116,804)	(20,320)
Cash provided/(used) in financing activities of discontinued operations	0	302,755	(374)
Lithium Americas
OTHER ITEMS
Cash used in operating activities of discontinued operations	0	(30,679)	(48,453)
Cash used in investing activities of discontinued operations	0	(116,804)	(20,320)
Cash provided/(used) in financing activities of discontinued operations	0	302,755	(374)
Discontinued operations [member] | Lithium Americas
EXPENSES
Exploration and evaluation expenditures	0	(5,779)	(44,464)
General and administrative	0	(8,073)	(9,544)
Equity compensation	0	(5,309)	(4,036)
Total expenses	0	(19,161)	(58,044)
OTHER ITEMS
Transaction costs	0	(10,095)	0
Gain/(loss) on financial instruments measured at fair value	0	32,545	(2,564)
Finance costs	0	(43)	(447)
Other (loss)/income	0	(10)	14
Gain on distribution of assets upon seperation		1,267,552	0
Other operating income (expense)	0	1,289,949	(2,997)
NET (LOSS)/INCOME	$ 0	$ 1,270,788	$ (61,041)